Supplement, dated April 1, 2002
to Prospectus, dated May 1, 2001
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                     VARIABLE ACCUMULATION ANNUITY CONTRACTS

                       FOR THRIFT PLANS, SECTION 457 PLANS
                         AND TDA, IRA AND FPA CONTRACTS

                                    Issued by

                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                                   Through its

                             SEPARATE ACCOUNT NO. 2

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We hereby  supplement  our  Prospectus,  dated May 1, 2001,  under  "Summary  of
Information in this Prospectus--How to Make Allocation Changes, Transfers and Withdrawals" and "Where to Contact Us and Give Us Instructions", for transfers of Account Balance into the Scudder International Fund Investment Alternative, as described below.

      Mutual of America anticipates that as of May 1, 2002, or as soon thereafter as practicable, it will adopt a special administrative rule for transfers of Account Balance to the Scudder International Fund. When this rule becomes effective, you will be required to send in writing, by regular mail, to our Financial Transactions Processing Center in Boca Raton, Florida, all requests for transfers into the Scudder International Fund, and we will no longer accept orders for transfers of your Account Balance to the Scudder International Fund placed via our toll free 800 number or our web site. (Transfers out of the Fund by telephone or web site will be permitted.)

      Because of the time difference between the close of the United States securities markets and the close of international securities markets, the Scudder International Fund is more likely to be subject to market timing transfers than our other Funds. Our new administrative rule is intended to discourage Contractowners and Participants from transferring their Account Balances in an attempt to take advantage of daily fluctuations in the U.S. and foreign securities markets.